Memorandum items - Litigation, investigations and reviews (Details) € in Millions, £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions				1 Months Ended									12 Months Ended
	Dec. 20, 2019 USD ($)	May 27, 2019 AUD ($)	Jan. 05, 2017 USD ($)	Jun. 30, 2019 EUR (€)	May 31, 2019 EUR (€)	Jun. 30, 2018 GBP (£)	Oct. 31, 2017 item	Feb. 28, 2017 CHF (SFr)	Dec. 31, 2016 SGD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2019 USD ($) action complaint item lawsuit	Dec. 31, 2019 EUR (€) action complaint item lawsuit	Dec. 31, 2019 GBP (£) action complaint item lawsuit	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 action	Dec. 31, 2015 USD ($) company	Dec. 31, 2015 GBP (£) company	Dec. 31, 2012 GBP (£)	Dec. 31, 2019 GBP (£)	Sep. 30, 2019 GBP (£)	Jul. 10, 2017 item
Trustee and other fiduciary activities
Fee income															£ 250.0	£ 257.0	£ 244.0
UK 2008 rights issue shareholder litigation
Provisions utilised															1,401.0
Payment protection insurance
UK 2008 rights issue shareholder litigation
Total aggregate provisions																						£ 6,200.0	£ 900.0
Provisions utilised															439.0
Provisions utilised															5,000.0
Payment provision protection insurance															6,200.0
FCA review of RBS Group's treatment of SMEs
UK 2008 rights issue shareholder litigation
Total aggregate provisions																						106.0
Investment advice review | Maximum
UK 2008 rights issue shareholder litigation
Total aggregate provisions																						10.0
Packaged accounts
UK 2008 rights issue shareholder litigation
Total aggregate provisions																						23.0
Treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Total aggregate provisions														€ 312								266.0
Provisions utilised														269	229.0
Internal review from treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Total aggregate provisions														167								£ 142.0
Provisions utilised														€ 111	£ 94.0
Foreign exchange related investigations
UK 2008 rights issue shareholder litigation
Settlement amount paid | €				€ 275	€ 275
Guarantees
The Financial Services Compensation Scheme
Interest rate basis													12 month LIBOR	12 month LIBOR	12 month LIBOR
Adjustment to interest rate basis														1.11%								1.11%
Interim payment						£ 4,700.0
Accrued estimated FSCS levies																						£ 1.8
Residential mortgage-backed securities (RMBS) litigation in the US, issued by Nomura Holding America Inc and subsidiaries
Litigation, investigations and reviews
Final settlement amount | $													$ 1,000.0
UK 2008 rights issue shareholder litigation
Settlement amount paid | $													$ 55.3
London Interbank Offered Rate (LIBOR)
UK 2008 rights issue shareholder litigation
Number of non-class action | action													24	24	24
Number of non-class actions pending | action																		7
Number of failed US banks | item																								39
JPY LIBOR and Euroyen TIBOR
UK 2008 rights issue shareholder litigation
Number of class actions | action													2	2	2
Different Reference Rates [Member]
UK 2008 rights issue shareholder litigation
Number of class actions | complaint													5	5	5
FX antitrust litigation
UK 2008 rights issue shareholder litigation
Settlement amount paid | $																			$ 255.0
Maximum Total Transaction Value | $		$ 0.5
Swaps antitrust litigation
UK 2008 rights issue shareholder litigation
Number of swap execution facilities | item													3	3	3
Madoff
UK 2008 rights issue shareholder litigation
Number of class actions | action													2	2	2
Damages claimed | $											$ 21.8	$ 276.3
Property Alliance Group claim
UK 2008 rights issue shareholder litigation
Damages claimed															£ 446.7
Coutts & Co Ltd
UK 2008 rights issue shareholder litigation
Penalty paid	$ 27.9								$ 2.4	$ 78.5
NPA term										4 years
Disgorge Profits | SFr								SFr 6.5
Tax dispute
UK 2008 rights issue shareholder litigation
Damages claimed																				£ 71.4
Value-added-tax																					£ 86.0
Penalty as a percentage of VAT																					100.00%
Number of claimants | company																			10	10
NatWest
UK 2008 rights issue shareholder litigation
Number of terrorist attacks claims dismissed | item							2
Number of terrorist attacks claimed | item							18
NatWest | DoJ
UK 2008 rights issue shareholder litigation
Penalty paid | $			$ 395.0
Number of years probation			3 years
NatWest | France local authorities
UK 2008 rights issue shareholder litigation
Number of complaints filed | lawsuit													3	3	3
Number of claims pending | lawsuit													1	1	1
Number of claims dismissed | lawsuit													1	1	1